Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income
Net revenue	$ 13,800,282	$ 12,570,515	$ 11,844,194
Cost of revenues	9,199,029	8,418,474	8,009,132
Gross profit	4,601,253	4,152,041	3,835,062
Research and development	111,631	110,834	96,532
Operating income	2,218,573	2,074,892	1,923,805
Investment (gain)	(139,600)
Income before income taxes	1,932,113	1,778,359	1,643,741
Income tax expense	605,136	601,097	578,345
Net Income	1,326,977	1,177,262	1,065,396
(Loss) gain related to cash flow hedges	24,019	(102,446)	(8,109)
Actuarial gains (losses) on defined benefit pension plans	(103,178)
(Loss) gain related to foreign currency translation	63,803	(181,234)	(110,888)
Income tax (expense) benefit related to components of other comprehensive income	8,831	72,617	12,821
Less: Net income attributable to noncontrolling interests	140,168	106,108	86,879
Income attributable to the Company	1,186,809	1,071,154	978,517
Current assets:
Cash and cash equivalents	688,040		522,870	301,225
Trade accounts receivable less allowance for doubtful accounts of $328,893 in 2012 and $299,751 in 2011	3,019,424	2,798,318
Accounts receivable from related parties	137,809	111,008
Inventories	1,036,809	967,496
Prepaid expenses and other current assets	937,761	1,035,366
Deferred tax asset, current	307,613	325,539
Total current assets	6,127,456	5,695,019
Property, plant and equipment, net	2,940,603	2,629,701
Intangible assets	710,116	686,652
Goodwill	11,421,889	9,186,650	159,949
Deferred tax asset, non-current	133,753	88,159
Total assets	22,325,998	19,532,850
Current liabilities:
Accounts payable	622,294	541,423
Accounts payable to related parties	123,350	111,226
Accrued expenses and other current liabilities	1,787,471	1,704,273
Short-term borrowings and other financial liabilities	117,850	98,801
Short Term Borrowings Due To Related Parties Current	3,973	28,013
Current portion of long-term debt and capital lease obligations	334,747	1,589,776
Income tax payable, current	150,003	162,354
Deferred tax liability, current	30,303	26,745
Total current liabilities	3,169,991
Total long-term debt less current maturities	7,841,914	5,494,810
Other liabilities	294,569	236,628
Pension liabilities	423,361	290,493
Income tax payable, non-current	201,642	189,000
Deferred tax liability, non-current	664,001	587,800
Total liabilities	12,595,478	11,061,342
Noncontrolling interests subject to put provisions	523,260	410,491
Company shareholders' equity	8,942,506	7,901,552
Noncontrolling interests not subject to put provisions	264,754	159,465
Total equity	9,207,260	8,061,017	7,523,911	6,798,390
Total liabilities and equity	22,325,998	19,532,850
Consolidated Statements of Comprehensive Income
Net Income	1,326,977	1,177,262	1,065,396
(Loss) gain related to cash flow hedges	24,019	(102,446)	(8,109)
Actuarial gains (losses) on defined benefit pension plans	(103,178)
(Loss) gain related to foreign currency translation	63,803	(181,234)	(110,888)
Income tax (expense) benefit related to components of other comprehensive income	8,831	72,617	12,821
Other comprehensive income (loss), net of tax	(6,525)	(292,969)
Total comprehensive income	1,320,452	884,293	923,566
Comprehensive income attributable to noncontrolling interests	(139,989)	(104,861)	(89,370)
Comprehensive income attributable to the Company	$ 1,180,463	$ 779,432	$ 834,196